State Street Corporation

One Congress Street

Boston, MA 02114

February 3, 2026

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:  Office of Filings, Information & Consumer Service

RE:	Wasatch Funds Trust (the “Trust”)

File Nos. 033-10451, 811-04920

Post Effective Amendment Nos. 132 and 134

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectus and the Statement of Additional Information dated January 31, 2026 for the Investor Class shares and Institutional Class shares of the Wasatch Core Growth Fund, Wasatch Emerging India Fund, Wasatch Emerging Markets Select Fund, Wasatch Emerging Markets Small Cap Fund, Wasatch Frontier Emerging Small Countries Fund, Wasatch Global Opportunities Fund, Wasatch Global Select Fund, Wasatch Global Small Cap Value Fund, Wasatch Global Value Fund, Wasatch International Growth Fund, Wasatch International Opportunities Fund, Wasatch International Small Cap Value Fund, Wasatch International Select Fund, Wasatch International Value Fund, Wasatch Long/Short Alpha Fund, Wasatch Micro Cap Fund, Wasatch Micro Cap Value Fund, Wasatch Small Cap Growth Fund, Wasatch Small Cap Value Fund, Wasatch Ultra Growth Fund, and Wasatch U.S. Select Fund, and the Investor Class shares of the Wasatch-Hoisington U.S. Treasury Fund, do not differ from that contained in Post-Effective Amendment No. 132 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on January 28, 2026 (Accession #0001193125-26-026899).

If you have any questions concerning this filing, you may contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes
Vice President and Managing Counsel

cc:	R. Biles